Borrowings And Other Financings (Schedule Of Long Term Borrowings) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Long-term borrowings	$ 4,726		$ 4,952
1.6% Notes (Japanese Yen), Due 2011
Debt Instrument [Line Items]
Long-term borrowings			702
Interest Rate	1.60%
Issues senior notes, maturity date	2011
5.65% Senior Notes, Due 2012
Debt Instrument [Line Items]
Long-term borrowings	222	[1]	222	[1]
Interest Rate	5.65%	[1]
Issues senior notes, maturity date	2012	[1]
5.75% Senior Notes, Due 2014
Debt Instrument [Line Items]
Long-term borrowings	600	[1]	600	[1]
Interest Rate	5.75%	[1]
Issues senior notes, maturity date	2014	[1]
4.95% Senior Notes, Due 2015
Debt Instrument [Line Items]
Long-term borrowings	350	[1]	350	[1]
Interest Rate	4.95%	[1]
Issues senior notes, maturity date	2015	[1]
8.625% Senior Notes, Due 2016
Debt Instrument [Line Items]
Long-term borrowings	300	[1]	299	[1]
Interest Rate	8.625%	[1]
Issues senior notes, maturity date	2016	[1]
6.52% Senior Notes, Due 2018
Debt Instrument [Line Items]
Long-term borrowings	600	[1]	600	[1]
Interest Rate	6.52%	[1]
Issues senior notes, maturity date	2018	[1]
7.70% Senior Notes, Due 2020
Debt Instrument [Line Items]
Long-term borrowings	400	[1]	400	[1]
Interest Rate	7.70%	[1]
Issues senior notes, maturity date	2020	[1]
7.20% Senior Notes, Due 2021
Debt Instrument [Line Items]
Long-term borrowings	399	[1]	399	[1]
Interest Rate	7.20%	[1]
Issues senior notes, maturity date	2021	[1]
7.625% Senior Notes, Due 2021
Debt Instrument [Line Items]
Long-term borrowings	400	[1]
Interest Rate	7.625%	[1]
Issues senior notes, maturity date	2021	[1]
6.50% Senior Notes, Due 2034
Debt Instrument [Line Items]
Long-term borrowings	297	[1]	297	[1]
Interest Rate	6.50%	[1]
Issues senior notes, maturity date	2034	[1]
6.15% Junior Notes, Due 2066
Debt Instrument [Line Items]
Long-term borrowings	598		598
Interest Rate	6.15%
Issues senior notes, maturity date	2066
Mandatorily Redeemable Preferred Stock
Debt Instrument [Line Items]
Long-term borrowings			57
Genworth Canada | 4.59% Senior Notes, Due 2015
Debt Instrument [Line Items]
Long-term borrowings	147	[2]	151	[2]
Interest Rate	4.59%	[2]
Issues senior notes, maturity date	2015	[2]
Genworth Canada | 5.68% Senior Notes, Due 2020
Debt Instrument [Line Items]
Long-term borrowings	270	[2]	277	[2]
Interest Rate	5.68%	[2]
Issues senior notes, maturity date	2020	[2]
Genworth Financial Mortgage Insurance Pty Limited | Floating Rate Junior Notes, due 2021
Debt Instrument [Line Items]
Long-term borrowings	$ 143	[3]
Issues senior notes, maturity date	2021	[3]

[1]	We have the option to redeem all or a portion of the senior notes at any time with proper notice to the note holders at a price equal to the greater of 100% of principal or the sum of the present value of the remaining scheduled payments of principal and interest discounted at the then-current treasury rate plus an applicable spread.
[2]	Senior notes issued by our majority-owned subsidiary, Genworth MI Canada Inc. ("Genworth Canada").
[3]	Subordinated floating rate notes issued by our indirect wholly-owned subsidiary, Genworth Financial Mortgage Insurance Pty Limited.